Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	9,565.55
Net Fee	$ 45,674.45
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A